Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	R$ 3,664	R$ 4,329
Central Bank compulsory deposits	98,837	85,700
Other [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Central Bank compulsory deposits	6,689
B3 S.A. - Brasil, Bolsa, Balco [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	3,664
Amounts pledged in guarantee of repurchase agreement transactions	R$ 185,305
Central Bank [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations		4,329
Amounts pledged in guarantee of repurchase agreement transactions		R$ 178,070